Taxation, Net Deferred tax liability (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Net Deferred tax liability [Abstract]
Net Deferred tax liability	$ (841.1)	$ (987.1)
Reallocated to deferred tax assets	(15.0)	0.0
Credited to consolidated statement of comprehensive income:	229.3	147.9
Charged directly to equity	(0.2)	(1.5)
Charged to other comprehensive income:	(15.9)	(2.5)
Acquisitions in the period	(1.9)	0.0
Reallocated to liabilities held for sale	45.5	0.0
Foreign exchange adjustment	0.2	0.3
Net Deferred tax liability	(599.1)	(841.1)
Net Deferred tax asset [Abstract]
Deferred tax liability (asset)	0.0	0.0
Deferred tax liability (asset) reallocated from deferred tax liabilities	15.0	0.0
Deferred tax liability (asset)	15.0	0.0
IFRS 15 [Member]
Net Deferred tax liability [Abstract]
Impact of adoption of IFRS standard		1.8
IFRS 16 [Member]
Net Deferred tax liability [Abstract]
Impact of adoption of IFRS standard	0.0	1.8
Continuing Operations [Member]
Net Deferred tax liability [Abstract]
Credited to consolidated statement of comprehensive income:	229.3	149.0
Discontinued Operation [Member]
Net Deferred tax liability [Abstract]
Credited to consolidated statement of comprehensive income:	$ 0.0	$ (1.1)